SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.6%
	Financial Services — 0.6%
	Capital Markets — 0.6%
[a]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	370,000	$ 9,179,700
[a,b]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	1,162	27,561,478
			36,741,178
	Total Preferred Stock (Cost $38,269,196)		36,741,178
	Asset Backed Securities — 12.9%
	Auto Receivables — 2.3%
[c]	ACM Auto Trust, Series 2023-2A Class A, 7.97% due 6/20/2030	$ 1,523,929	1,531,060
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	2,389,375	2,415,732
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	1,716,882	1,732,923
[c]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	3,314,019	3,334,855
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	4,497,510	4,529,309
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	6,625,974	6,732,489
	Carvana Auto Receivables Trust,
[c]	Series 2023-N1 Class A, 6.36% due 4/12/2027	1,292,326	1,295,339
[c]	Series 2023-N3 Class A, 6.41% due 9/10/2027	1,462,908	1,471,082
[c]	Series 2023-N4 Class A, 6.42% due 1/10/2028	4,275,291	4,306,409
	CPS Auto Receivables Trust,
[c]	Series 2022-A Class D, 2.84% due 4/16/2029	1,135,000	1,114,213
[c]	Series 2022-C Class C, 5.28% due 4/15/2030	1,998,000	2,000,491
[c]	Series 2023-D Class B, 6.78% due 3/15/2028	16,500,000	16,731,199
	Drive Auto Receivables Trust, Series 2021-3 Class C, 1.47% due 1/15/2027	267,959	267,615
	Exeter Automobile Receivables Trust, Series 2022-3A Class C, 5.30% due 9/15/2027	1,845,088	1,847,656
[c]	FHF Issuer Trust, Series 2024-3A Class A2, 4.94% due 11/15/2030	5,325,000	5,316,791
	FHF Trust,
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	914,312	907,723
[c]	Series 2023-1A Class A2, 6.57% due 6/15/2028	2,348,679	2,372,110
[c]	Flagship Credit Auto Trust, Series 2021-4 Class B, 1.49% due 2/15/2027	1,890,705	1,882,176
	GLS Auto Receivables Issuer Trust,
[c]	Series 2021-4A Class C, 1.94% due 10/15/2027	1,732,303	1,724,205
[c]	Series 2021-4A Class D, 2.48% due 10/15/2027	7,852,000	7,669,052
[b,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.248% (SOFR30A + 2.65%) due 11/15/2027	15,673,000	15,720,238
	Lendbuzz Securitization Trust,
[c]	Series 2022-1A Class A, 4.22% due 5/17/2027	3,176,738	3,157,577
[c]	Series 2023-2A Class A2, 7.09% due 10/16/2028	2,698,151	2,741,915
[c]	Series 2024-3A Class A2, 4.97% due 10/15/2029	7,265,000	7,265,536
	Lobel Automobile Receivables Trust,
[c]	Series 2023-1 Class A, 6.97% due 7/15/2026	191,176	191,322
[c]	Series 2023-2 Class A, 7.59% due 4/16/2029	1,241,476	1,252,820
	Research-Driven Pagaya Motor Asset Trust,
[c]	Series 2023-3A Class A, 7.13% due 1/26/2032	10,893,592	11,005,780
[c]	Series 2023-4A Class A, 7.54% due 3/25/2032	6,511,733	6,604,691
[c]	SAFCO Auto Receivables Trust, Series 2024-1A Class A, 6.51% due 3/20/2028	2,949,925	2,974,529
	Santander Drive Auto Receivables Trust, Series 2022-7 Class B, 5.95% due 1/17/2028	6,097,000	6,135,038
	Tricolor Auto Securitization Trust,
[c]	Series 2024-2A Class A, 6.36% due 12/15/2027	5,177,521	5,211,871
[c]	Series 2024-3A Class A, 5.22% due 6/15/2028	3,476,501	3,487,115
[c]	United Auto Credit Securitization Trust, Series 2024-1 Class A, 6.17% due 8/10/2026	1,374,945	1,377,956
[c]	Veros Auto Receivables Trust, Series 2024-1 Class A, 6.28% due 11/15/2027	7,623,807	7,685,347
[c]	Westlake Automobile Receivables Trust, Series 2022-2A Class D, 5.48% due 9/15/2027	1,160,000	1,166,226
			145,160,390
	Credit Card — 0.8%
[c]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	8,627,000	8,726,142
[c]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class A, 5.78% due 12/15/2032	10,000,000	10,030,278
	Mercury Financial Credit Card Master Trust,
[c]	Series 2023-1A Class A, 8.04% due 9/20/2027	17,865,000	17,889,759
[c]	Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,904,797
[c]	Mission Lane Credit Card Master Trust, Series 2023-B Class A, 7.69% due 11/15/2028	5,000,000	5,044,530

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			51,595,506
	Other Asset Backed — 7.1%
[c]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	$ 4,245,228	$ 4,263,671
	AMCR ABS Trust,
[c]	Series 2023-1A Class A, 7.66% due 1/21/2031	932,134	935,105
[c]	Series 2024-A Class A, 6.26% due 8/18/2031	1,342,366	1,348,753
[c]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A2, 1.64% due 10/20/2027	4,673,521	4,640,748
	Aqua Finance Trust,
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	6,929,879	6,189,485
[c]	Series 2020-AA Class C, 3.97% due 7/17/2046	5,760,372	5,412,287
[c]	Series 2021-A Class A, 1.54% due 7/17/2046	7,265,333	6,415,058
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	2,223,099	2,248,406
	BHG Securitization Trust,
[c]	Series 2021-B Class A, 0.90% due 10/17/2034	589,866	587,861
[c]	Series 2022-A Class A, 1.71% due 2/20/2035	1,682,905	1,679,320
[c,d]	CFG Investments Ltd., Series 2023-1 Class A, 8.56% due 7/25/2034	5,000,000	5,009,986
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	3,649,451	3,578,109
	ClickLease Equipment Receivables Trust,
[c]	Series 2024-1 Class A, 6.86% due 2/15/2030	2,770,082	2,778,642
[c]	Series 2024-1 Class B, 7.34% due 2/15/2030	1,215,000	1,226,332
[c]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	1,533,389	1,534,349
[c]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	7,542,468	7,600,911
[c]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	13,300,000	12,991,394
[c]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	2,846,516	2,878,894
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	33,635,513
[c]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	27,894,000	25,874,831
[c,d]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	2,565,125	1,943,144
[c]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	9,013,163	8,930,479
	Foundation Finance Trust,
[c]	Series 2019-1A Class B, 4.22% due 11/15/2034	1,385,036	1,374,140
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	1,601,413	1,588,027
[c]	Series 2020-1A Class B, 4.62% due 7/16/2040	3,000,000	2,955,818
[c]	Series 2021-1A Class A, 1.27% due 5/15/2041	9,655,535	8,864,658
[c]	Series 2021-2A Class A, 2.19% due 1/15/2042	6,424,510	5,977,036
[c]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	6,867,511	6,928,909
	Goldman Home Improvement Trust Issuer Trust,
[c]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	4,672,239	4,480,797
[c]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	2,787,791	2,763,562
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	14,315,526	11,623,391
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	13,634,348	10,316,819
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	12,860,085	9,765,506
[c]	Series 2021-5CS Class A, 2.31% due 10/20/2048	7,487,918	5,786,008
[b,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 7.182% (SOFR90A + 2.25%) due 3/1/2027	2,673,210	2,678,781
[c]	GreenSky Home Improvement Issuer Trust, Series 2024-2 Class A2, 5.25% due 10/27/2059	6,950,000	6,965,578
[c]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	8,653,080	8,707,175
[b,c]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.975% (SOFR30A + 2.25%) due 12/25/2051	4,919,906	4,919,883
	HERO Funding Trust,
[c]	Series 2015-1A Class A, 3.84% due 9/21/2040	1,759,083	1,623,250
[c]	Series 2017-2A Class A1, 3.28% due 9/20/2048	376,812	328,037
	Hilton Grand Vacations Trust,
[c]	Series 2019-AA Class A, 2.34% due 7/25/2033	2,079,052	2,030,725
[c]	Series 2020-AA Class A, 2.74% due 2/25/2039	449,118	433,934
[c]	HIN Timeshare Trust, Series 2020-A Class A, 1.39% due 10/9/2039	2,312,720	2,160,753
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	8,292,120	7,342,475
[c]	LendingPoint Asset Securitization Trust, Series 2022-B Class A, 4.77% due 10/15/2029	540,747	540,364
	LendingPoint Pass-Through Trust,
[c]	Series 2022-ST1 Class A, 2.50% due 3/15/2028	659,699	652,661
[c]	Series 2022-ST3 Class A, 4.00% due 5/15/2028	1,684,819	1,677,811
[c]	LL ABS Trust, Series 2022-2A Class C, 8.40% due 5/15/2030	2,733,500	2,758,402
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	14,080,618	11,085,323
[c]	Marlette Funding Trust, Series 2022-2A Class C, 6.14% due 8/15/2032	10,000,000	10,020,406
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	2,489,536	2,531,811

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Mosaic Solar Loan Trust,
[c]	Series 2019-1A Class A, 4.37% due 12/21/2043	$ 880,017	$ 837,053
[c]	Series 2020-1A Class A, 2.10% due 4/20/2046	2,900,180	2,538,999
[c]	OneMain Financial Issuance Trust, Series 2018-2A Class C, 4.04% due 3/14/2033	4,510,000	4,502,609
	Oportun Issuance Trust,
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	12,902,737	12,527,250
[c]	Series 2022-3 Class C, 10.147% due 1/8/2030	7,422,129	7,468,434
[c]	Series 2022-A Class A, 5.05% due 6/9/2031	11,604,306	11,593,493
[c]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	619,225	611,588
	Pagaya AI Debt Trust,
[c]	Series 2022-2 Class B, 6.63% due 1/15/2030	6,529,781	6,552,857
[c]	Series 2023-1 Class A, 7.556% due 7/15/2030	426,480	427,016
[b,c]	Series 2023-5 Class AB, 7.571% due 4/15/2031	1,072,985	1,077,050
[c]	Series 2023-5 Class C, 9.099% due 4/15/2031	3,749,968	3,828,847
[c]	Series 2024-1 Class A, 6.66% due 7/15/2031	1,325,121	1,338,990
[c]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	5,213,613	5,268,547
	Prosper Marketplace Issuance Trust,
[c]	Series 2023-1A Class A, 7.06% due 7/16/2029	334,094	334,766
[c]	Series 2024-1A Class A, 6.12% due 8/15/2029	2,882,801	2,891,579
[c]	Reach ABS Trust, Series 2024-2A Class A, 5.88% due 7/15/2031	5,576,317	5,611,425
[c]	Reach Financial LLC, Series 2023-1A Class A, 7.05% due 2/18/2031	179,301	179,582
[c]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,300,000	12,257,929
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	9,056,253	8,751,391
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	12,004,433	11,156,747
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	12,915,000	12,550,712
[c]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	7,216,400
[c]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	9,316,202	9,373,002
[c]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	8,380,000	8,398,129
[c]	Theorem Funding Trust, Series 2022-2A Class A, 6.06% due 12/15/2028	2,422,535	2,428,019
[c]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	8,000,000	8,002,845
	Upstart Pass-Through Trust,
[c]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	467,881	460,884
[c]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	358,473	350,481
[c]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	239,676	238,530
	Upstart Securitization Trust,
[c]	Series 2023-1 Class A, 6.59% due 2/20/2033	69,769	69,810
[c]	Series 2023-3 Class A, 6.90% due 10/20/2033	2,156,217	2,178,531
[c]	Series 2024-1 Class A, 5.33% due 11/20/2034	5,702,951	5,708,669
	Upstart Structured Pass-Through Trust,
[c]	Series 2022-1A Class A, 3.40% due 4/15/2030	5,492,326	5,452,189
[c]	Series 2022-4A Class A, 7.01% due 11/15/2030	85,351	85,403
			442,855,074
	Student Loan — 2.7%
[c]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	8,912,972	8,982,252
	College Ave Student Loans LLC,
[b,c]	Series 2021-A Class A1, 5.802% (TSFR1M + 1.21%) due 7/25/2051	6,355,986	6,332,317
[c]	Series 2021-A Class A2, 1.60% due 7/25/2051	1,469,835	1,306,891
[b,c]	Series 2021-C Class A1, 5.353% (TSFR1M + 1.01%) due 7/26/2055	11,067,572	10,841,740
	Commonbond Student Loan Trust,
[c]	Series 18-CGS Class A1, 3.87% due 2/25/2046	1,230,108	1,168,839
[c]	Series 2020-1 Class A, 1.69% due 10/25/2051	8,513,045	7,583,330
[c]	Series 2021-AGS Class A, 1.20% due 3/25/2052	7,288,358	5,939,132
[c]	Series 2021-BGS Class A, 1.17% due 9/25/2051	8,282,464	6,841,452
[c]	MPOWER Education Trust, Series 2024-A Class A, 6.78% due 7/22/2041	8,766,134	8,925,487
	Navient Private Education Refi Loan Trust,
[b,c]	Series 2019-D Class A2B, 5.562% (TSFR1M + 1.16%) due 12/15/2059	5,799,413	5,788,966
[c]	Series 2021-A Class A, 0.84% due 5/15/2069	2,244,416	2,009,292
[c]	Series 2022-BA Class A, 4.16% due 10/15/2070	16,966,215	16,289,175
	Navient Student Loan Trust,
[b]	Series 2014-1 Class A3, 5.193% (SOFR30A + 0.62%) due 6/25/2031	2,816,399	2,771,992
[b,c]	Series 2019-BA Class A2B, 5.492% (TSFR1M + 1.09%) due 12/15/2059	783,035	781,042
	Nelnet Student Loan Trust,
[b,c]	Series 2013-1A Class A, 5.283% (SOFR30A + 0.71%) due 6/25/2041	1,836,771	1,805,922
[b,c]	Series 2015-2A Class A2, 5.283% (SOFR30A + 0.71%) due 9/25/2042	13,794,503	13,527,719

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	Series 2015-3A Class A2, 5.283% (SOFR30A + 0.71%) due 2/27/2051	$ 619,893	$ 617,144
[b,c]	Series 2021-CA Class AFL, 5.225% (TSFR1M + 0.85%) due 4/20/2062	8,153,352	8,117,984
[b,c]	Series 2021-DA Class AFL, 5.175% (TSFR1M + 0.80%) due 4/20/2062	11,650,286	11,564,855
[b,c,d]	Prodigy Finance DAC, Series 2021-1A Class A, 5.702% (TSFR1M + 1.36%) due 7/25/2051	1,164,368	1,166,737
	SLM Student Loan Trust,
[b]	Series 2011-2 Class A2, 5.883% (SOFR30A + 1.31%) due 10/25/2034	5,303,655	5,326,804
[b]	Series 2013-6 Class A3, 5.333% (SOFR30A + 0.76%) due 6/26/2028	17,633,350	17,457,857
	SMB Private Education Loan Trust,
[b,c]	Series 2017-B Class A2B, 5.262% (TSFR1M + 0.86%) due 10/15/2035	326,057	324,963
[b,c]	Series 2021-D Class A1B, 5.112% (TSFR1M + 0.71%) due 3/17/2053	4,992,957	4,939,135
[b,c]	Series 2021-E Class A1B, 5.142% (TSFR1M + 0.74%) due 2/15/2051	14,473,203	14,322,308
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.185% (TSFR1M + 0.81%) due 11/20/2061	3,190,435	3,180,613
			167,913,948
	Total Asset Backed Securities (Cost $833,190,594)		807,524,918
	Corporate Bonds — 29.2%
	Automobiles & Components — 0.2%
	Automobiles — 0.2%
	Hyundai Capital America,
[c]	1.80% due 10/15/2025	3,353,000	3,269,577
[c]	3.00% due 2/10/2027	1,455,000	1,397,993
[c]	5.30% due 3/19/2027	2,000,000	2,015,600
[c]	5.45% due 6/24/2026	4,100,000	4,128,700
[c,d]	Kia Corp., 2.375% due 2/14/2025	4,800,000	4,783,584
			15,595,454
	Banks — 1.0%
	Banks — 1.0%
[b,c,d]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	7,500,000	7,550,100
	FNB Corp., 5.15% due 8/25/2025	5,748,000	5,739,493
[b,c,d]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	13,033,000	12,246,067
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	4,023,000	3,906,293
	3.45% due 6/2/2025	4,453,000	4,424,946
[c,d]	Sumitomo Mitsui Trust Bank Ltd., 5.65% due 3/9/2026	3,800,000	3,836,822
	Synchrony Bank, 5.40% due 8/22/2025	7,250,000	7,254,712
[b]	U.S. Bancorp, 5.775% (SOFR + 2.02%) due 6/12/2029	5,381,000	5,507,830
	Wells Fargo & Co.,
[b]	3.908% (SOFR + 1.32%) due 4/25/2026	8,792,000	8,761,668
[b]	4.808% (SOFR + 1.98%) due 7/25/2028	3,448,000	3,434,829
			62,662,760
	Capital Goods — 0.1%
	Machinery — 0.1%
	Regal Rexnord Corp., 6.05% due 2/15/2026	4,906,000	4,950,939
			4,950,939
	Commercial & Professional Services — 0.6%
	Commercial Services & Supplies — 0.6%
	Element Fleet Management Corp.,
[c,d]	5.643% due 3/13/2027	4,400,000	4,460,456
[c,d]	6.271% due 6/26/2026	11,400,000	11,592,204
[c,d]	6.319% due 12/4/2028	3,422,000	3,566,511
	Quanta Services, Inc., 4.75% due 8/9/2027	3,500,000	3,494,120
[c]	UL Solutions, Inc., 6.50% due 10/20/2028	12,800,000	13,290,752
			36,404,043
	Consumer Services — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
	Warnermedia Holdings, Inc., 6.412% due 3/15/2026	10,000,000	10,002,800
			10,002,800
	Energy — 2.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Oil, Gas & Consumable Fuels — 2.1%
[c]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	$ 9,092,000	$ 8,979,896
[c]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	4,068,000	3,535,499
[c]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	2,934,000	2,399,367
	Galaxy Pipeline Assets Bidco Ltd.,
[c,d]	1.75% due 9/30/2027	20,035,653	19,006,221
[c,d]	2.16% due 3/31/2034	7,773,872	6,660,420
[c,d,e,f]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	32,475,000	16,922,398
[c]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	12,955,000	12,319,298
[c,d]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	4,160,000	4,107,626
[c]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	13,090,000	12,825,844
[c,d]	SA Global Sukuk Ltd., 4.25% due 10/2/2029	24,040,000	23,207,254
[c]	South Bow USA Infrastructure Holdings LLC, 4.911% due 9/1/2027	2,000,000	1,993,060
[c,d]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	10,880,830
[c]	Whistler Pipeline LLC, 5.40% due 9/30/2029	6,985,000	6,951,751
			129,789,464
	Equity Real Estate Investment Trusts (REITs) — 1.6%
	Diversified REITs — 1.6%
	American Tower Corp., 2.40% due 3/15/2025	12,850,000	12,778,554
[c]	American Tower Trust #1, 3.652% due 3/15/2048	8,015,000	7,640,605
	Crown Castle, Inc.,
	2.90% due 3/15/2027	2,750,000	2,641,815
	4.90% due 9/1/2029	6,181,000	6,114,987
	Realty Income Corp., 5.05% due 1/13/2026	6,146,000	6,146,492
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	26,000,000	24,371,815
[c]	1.84% due 4/15/2027	8,140,000	7,530,472
[c]	2.836% due 1/15/2050	12,661,000	12,648,010
[c]	4.831% due 10/15/2029	6,480,000	6,329,602
[c]	6.599% due 11/15/2052	7,950,000	8,153,571
	Vornado Realty LP, 2.15% due 6/1/2026	7,000,000	6,669,040
			101,024,963
	Financial Services — 4.8%
	Capital Markets — 1.8%
[c,d]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	15,500,000	15,631,440
	Ares Capital Corp., 3.25% due 7/15/2025	9,335,000	9,242,024
	Blue Owl Credit Income Corp., 3.125% due 9/23/2026	19,056,000	18,293,188
	Blue Owl Technology Finance Corp.,
[c]	3.75% due 6/17/2026	12,276,000	11,868,928
[c]	4.75% due 12/15/2025	25,494,000	25,218,665
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	14,120,000	13,428,967
	3.375% due 1/20/2027	7,458,000	7,142,601
	Main Street Capital Corp., 3.00% due 7/14/2026	8,163,000	7,869,295
	Financial Services — 3.0%
	Antares Holdings LP,
[c]	2.75% due 1/15/2027	7,360,000	6,896,909
[c]	3.95% due 7/15/2026	14,391,000	13,967,617
[d]	Banco Santander SA, 5.147% due 8/18/2025	10,000,000	10,018,400
	Bank of America Corp.,
[b]	1.319% (SOFR + 1.15%) due 6/19/2026	6,665,000	6,555,427
[b]	4.948% (SOFR + 2.04%) due 7/22/2028	6,007,000	6,018,774
	BNP Paribas SA,
[b,c,d]	2.219% (SOFR + 2.07%) due 6/9/2026	3,500,000	3,454,675
[b,c,d]	2.591% (SOFR + 1.23%) due 1/20/2028	3,650,000	3,468,668
[b]	Charles Schwab Corp., 5.499% (SOFRINDX + 1.05%) due 3/3/2027	18,833,000	18,991,574
	Citigroup, Inc.,
[b]	1.122% (SOFR + 0.77%) due 1/28/2027	1,332,000	1,278,973
[b]	1.462% (SOFR + 0.77%) due 6/9/2027	7,328,000	6,977,502
[b]	3.106% (SOFR + 2.84%) due 4/8/2026	4,265,000	4,243,931
	3.40% due 5/1/2026	2,425,000	2,383,290
[b,d]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,940,000	4,694,630
[b]	Goldman Sachs Group, Inc., 5.25% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,892,534

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	HSBC Holdings plc,
[b,d]	1.645% (SOFR + 1.54%) due 4/18/2026	$ 3,025,000	$ 2,994,508
[b,d]	4.041% (TSFR3M + 1.81%) due 3/13/2028	6,100,000	5,968,911
[b,d]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	2,940,180
[b,d]	5.887% (SOFR + 1.57%) due 8/14/2027	6,500,000	6,591,780
	JPMorgan Chase & Co.,
[b]	1.04% (TSFR3M + 0.70%) due 2/4/2027	4,690,000	4,503,619
[b]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,040,000	2,952,083
[b]	4.08% (SOFR + 1.32%) due 4/26/2026	5,500,000	5,484,105
[b]	5.386% (SOFR + 0.92%) due 2/24/2026	10,135,000	10,143,311
[b,d]	Mitsubishi UFJ Financial Group, Inc., 5.017% (H15T1Y + 1.95%) due 7/20/2028	3,285,000	3,296,267
	Societe Generale SA,
[c,d]	2.625% due 1/22/2025	4,000,000	3,993,280
[b,c,d]	5.661% (SOFR + 1.05%) due 1/21/2026	6,400,000	6,402,368
[b,c,d]	6.446% (H15T1Y + 2.55%) due 1/10/2029	4,933,000	5,044,042
	Sumitomo Mitsui Financial Group, Inc.,
[d]	1.402% due 9/17/2026	6,650,000	6,291,166
[d]	3.04% due 7/16/2029	5,000,000	4,591,700
	UBS Group AG,
[b,c,d]	1.494% (H15T1Y + 0.85%) due 8/10/2027	7,121,000	6,734,187
[b,c,d]	6.373% (SOFR + 3.34%) due 7/15/2026	4,300,000	4,330,702
	Western Union Co., 2.85% due 1/10/2025	7,256,000	7,248,744
			298,048,965
	Food, Beverage & Tobacco — 0.8%
	Beverages — 0.5%
[c,d]	Becle SAB de CV, 2.50% due 10/14/2031	28,038,000	22,376,567
	Constellation Brands, Inc., 5.00% due 2/2/2026	2,750,000	2,746,783
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	2,640,000	2,535,139
	Tobacco — 0.3%
	BAT Capital Corp., 3.215% due 9/6/2026	4,632,000	4,513,930
[c,d]	Imperial Brands Finance plc, 5.50% due 2/1/2030	16,500,000	16,655,925
			48,828,344
	Health Care Equipment & Services — 1.3%
	Health Care Equipment & Supplies — 0.6%
	Dentsply Sirona, Inc.,
[c]	5.164% due 1/17/2025	11,143,000	11,117,990
[c]	5.35% due 1/7/2025	11,843,000	11,832,638
[c]	5.37% due 1/8/2025	4,000,000	3,995,901
[c,d]	Olympus Corp., 2.143% due 12/8/2026	14,061,000	13,344,170
	Health Care Providers & Services — 0.7%
	Centene Corp., 4.625% due 12/15/2029	4,906,000	4,638,427
[c]	Highmark, Inc., 1.45% due 5/10/2026	20,542,000	19,493,536
	Laboratory Corp. of America Holdings,
	1.55% due 6/1/2026	4,855,000	4,642,108
	4.55% due 4/1/2032	13,906,000	13,299,977
			82,364,747
	Insurance — 6.5%
	Insurance — 6.5%
[c]	American National Group, Inc., 6.144% due 6/13/2032	25,662,000	25,395,628
[c,d]	Ascot Group Ltd., 4.25% due 12/15/2030	12,308,000	10,529,494
[c]	Belrose Funding Trust, 2.33% due 8/15/2030	9,685,000	8,165,424
	Brighthouse Financial Global Funding,
[c]	1.55% due 5/24/2026	7,538,000	7,191,026
[c]	2.00% due 6/28/2028	10,733,000	9,585,750
	Brown & Brown, Inc., 5.65% due 6/11/2034	9,676,000	9,683,063
	CNO Global Funding,
[c]	1.65% due 1/6/2025	5,359,000	5,359,000
[c]	1.75% due 10/7/2026	9,414,000	8,898,584
[c]	4.875% due 12/10/2027	6,850,000	6,821,915
[c,d]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	11,510,000	11,463,039
[d]	Enstar Group Ltd., 3.10% due 9/1/2031	10,476,000	8,954,361

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Equitable Financial Life Global Funding,
[c]	1.00% due 1/9/2026	$ 8,665,000	$ 8,343,615
[c]	1.40% due 7/7/2025 - 8/27/2027	16,048,000	15,478,077
[c]	1.80% due 3/8/2028	6,800,000	6,145,636
	F&G Global Funding,
[c]	1.75% due 6/30/2026	16,912,000	16,087,540
[c]	2.00% due 9/20/2028	6,795,000	5,980,347
[c]	2.30% due 4/11/2027	11,752,000	11,048,525
[c,d]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,531,000	16,948,445
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	8,797,000	7,422,029
	3.40% due 6/15/2030	3,720,000	3,375,528
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,860,486
	4.00% due 5/15/2030	4,316,000	4,023,159
	GA Global Funding Trust,
[c]	1.625% due 1/15/2026	1,940,000	1,874,603
[c]	2.25% due 1/6/2027	6,479,000	6,133,540
[c]	3.85% due 4/11/2025	12,460,000	12,421,872
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	5,200,000	4,927,364
	Horace Mann Educators Corp.,
	4.50% due 12/1/2025	6,533,000	6,487,334
	7.25% due 9/15/2028	2,952,000	3,143,969
	Jackson National Life Global Funding,
[c]	5.25% due 4/12/2028	8,153,000	8,113,050
[c]	5.50% due 1/9/2026	12,660,000	12,711,273
	Mercury General Corp., 4.40% due 3/15/2027	2,901,000	2,844,372
	Mutual of Omaha Cos Global Funding,
[c]	5.35% due 4/9/2027	13,420,000	13,553,932
[c]	5.45% due 12/12/2028	7,740,000	7,859,815
[b,c]	New York Life Global Funding, 4.913% (SOFR + 0.48%) due 6/9/2026	22,760,000	22,788,678
	Pacific Life Global Funding II,
[b,c]	5.062% (SOFR + 0.62%) due 6/4/2026	10,530,000	10,548,638
[b,c]	5.198% (SOFRINDX + 0.80%) due 3/30/2025	653,000	653,862
[c]	Protective Life Corp., 3.40% due 1/15/2030	6,698,000	6,155,395
[c]	Protective Life Global Funding, 1.17% due 7/15/2025	4,000,000	3,925,800
	Reliance Standard Life Global Funding II,
[c]	1.512% due 9/28/2026	10,762,000	10,096,586
[c]	5.243% due 2/2/2026	17,412,000	17,421,228
	RGA Global Funding,
[c]	2.70% due 1/18/2029	4,515,000	4,122,963
[c]	5.448% due 5/24/2029	6,000,000	6,074,100
[c]	5.50% due 1/11/2031	4,148,000	4,194,789
[c]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	7,787,820
	Stewart Information Services Corp., 3.60% due 11/15/2031	22,401,000	19,397,250
	Willis North America, Inc., 4.65% due 6/15/2027	4,541,000	4,531,010
			406,529,914
	Materials — 0.8%
	Chemicals — 0.0%
[d,e,f]	Phosagro OAO Via Phosagro Bond Funding DAC, 3.05% due 1/23/2025	2,525,000	1,871,656
	Containers & Packaging — 0.5%
[c]	Graphic Packaging International LLC, 1.512% due 4/15/2026	6,873,000	6,551,000
[c]	Sealed Air Corp., 1.573% due 10/15/2026	4,312,000	4,057,463
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	14,794,000	14,108,150
	Sonoco Products Co., 1.80% due 2/1/2025	8,725,000	8,699,959
	Metals & Mining — 0.3%
[d]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	10,339,000	9,502,885
[c,d,e,f]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	12,700,000	6,191,123
[c,d]	POSCO, 5.625% due 1/17/2026	2,400,000	2,413,584
			53,395,820
	Media & Entertainment — 0.2%
	Media — 0.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.65% due 2/1/2034	14,750,000	15,184,093

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			15,184,093
	Pharmaceuticals, Biotechnology & Life Sciences — 0.6%
	Biotechnology — 0.3%
	Amgen, Inc., 5.507% due 3/2/2026	$ 7,240,000	$ 7,237,756
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	2,320,000	2,246,781
	Illumina, Inc.,
	4.65% due 9/9/2026	2,634,000	2,626,440
	5.80% due 12/12/2025	5,600,000	5,644,408
	Pharmaceuticals — 0.3%
[c]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	1,750,000	1,737,120
	Cigna Group, 5.685% due 3/15/2026	11,172,000	11,163,621
	Viatris, Inc., 2.30% due 6/22/2027	4,935,000	4,627,697
			35,283,823
	Semiconductors & Semiconductor Equipment — 0.6%
	Semiconductors & Semiconductor Equipment — 0.6%
	Microchip Technology, Inc., 4.25% due 9/1/2025	10,634,000	10,595,611
[c]	Qorvo, Inc., 3.375% due 4/1/2031	14,210,000	12,162,765
[c,d]	SK Hynix, Inc., 1.50% due 1/19/2026	10,200,000	9,828,108
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	6,434,000	6,162,228
			38,748,712
	Software & Services — 1.6%
	Information Technology Services — 0.8%
	Block Financial LLC, 2.50% due 7/15/2028	10,392,000	9,451,940
	DXC Technology Co., 2.375% due 9/15/2028	18,253,000	16,442,302
[d]	Genpact Luxembourg SARL/Genpact USA, Inc., 1.75% due 4/10/2026	5,335,000	5,109,436
	Global Payments, Inc., 1.20% due 3/1/2026	3,534,000	3,387,021
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	7,614,000	7,240,381
[c]	Wipro IT Services LLC, 1.50% due 6/23/2026	10,647,000	10,123,807
	Internet Software & Services — 0.4%
	Prosus NV,
[c,d]	3.061% due 7/13/2031	7,816,000	6,558,796
[c,d]	3.257% due 1/19/2027	6,400,000	6,100,736
[c,d]	4.193% due 1/19/2032	13,254,000	11,816,074
	Software — 0.4%
[c]	Infor, Inc., 1.75% due 7/15/2025	12,382,000	12,126,683
[c,d]	Open Text Corp., 6.90% due 12/1/2027	9,723,000	10,038,122
	VMware LLC, 4.50% due 5/15/2025	4,543,000	4,534,414
			102,929,712
	Technology Hardware & Equipment — 0.7%
	Electronic Equipment, Instruments & Components — 0.7%
	Avnet, Inc., 6.25% due 3/15/2028	3,938,000	4,045,508
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	9,124,000	8,412,054
	TD SYNNEX Corp., 1.75% due 8/9/2026	27,306,000	25,923,224
	Vontier Corp., 1.80% due 4/1/2026	5,272,000	5,059,960
			43,440,746
	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
[c,d]	NBN Co. Ltd., 1.45% due 5/5/2026	20,000,000	19,140,200
	Wireless Telecommunication Services — 0.1%
	T-Mobile USA, Inc., 2.25% due 2/15/2026	4,275,000	4,155,685
			23,295,885
	Utilities — 5.1%
	Electric Utilities — 4.6%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	4,350,000	4,308,284
	Series I, 2.10% due 7/1/2030	8,375,000	7,168,162
[c]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	5,240,000	5,012,270
	Appalachian Power Co.,
	3.40% due 6/1/2025	3,000,000	2,980,680

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series AA, 2.70% due 4/1/2031	$ 5,750,000	$ 4,973,002
	Arizona Public Service Co., 5.70% due 8/15/2034	4,517,000	4,569,307
	Avangrid, Inc., 3.20% due 4/15/2025	10,395,000	10,339,803
	Black Hills Corp., 2.50% due 6/15/2030	5,490,000	4,788,598
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	15,943,698	13,752,918
	CenterPoint Energy, Inc., 5.40% due 6/1/2029	12,000,000	12,135,720
	Comision Federal de Electricidad,
[c,d]	3.348% due 2/9/2031	8,740,000	7,243,100
[d]	5.00% due 9/29/2036	16,732,800	14,584,308
	Connecticut Light & Power Co., 4.95% due 8/15/2034	4,066,000	3,967,887
	Dominion Energy, Inc., Series B, 3.60% due 3/15/2027	8,076,000	7,881,207
	DTE Energy Co.,
	4.875% due 6/1/2028	3,477,000	3,466,082
	5.85% due 6/1/2034	6,458,000	6,631,720
[c,d]	Electricite de France SA, 5.65% due 4/22/2029	16,730,000	17,071,292
	Enel Finance International NV,
[c,d]	1.625% due 7/12/2026	9,500,000	9,048,370
[c,d]	2.125% due 7/12/2028	8,844,000	7,999,044
[c,d]	2.50% due 7/12/2031	3,049,000	2,549,879
	Entergy Mississippi LLC, 3.25% due 12/1/2027	4,727,000	4,533,146
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	8,640,000	8,186,659
	3.45% due 12/1/2027	9,000,000	8,578,620
	Evergy Missouri West, Inc.,
[c]	5.15% due 12/15/2027	9,711,000	9,765,187
[c]	5.65% due 6/1/2034	6,650,000	6,711,180
	FirstEnergy Pennsylvania Electric Co.,
[c]	5.15% due 3/30/2026	980,000	982,391
[c]	5.20% due 4/1/2028	1,475,000	1,481,033
	FirstEnergy Transmission LLC,
[c]	4.55% due 1/15/2030	2,585,000	2,516,006
[c]	5.00% due 1/15/2035	4,735,000	4,578,603
	Interstate Power & Light Co., 4.95% due 9/30/2034	4,747,000	4,570,317
	ITC Holdings Corp.,
[c]	2.95% due 5/14/2030	1,883,000	1,682,875
[c]	4.95% due 9/22/2027	12,703,000	12,717,100
[c]	5.65% due 5/9/2034	14,000,000	14,088,340
[c]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	5,914,000	5,883,898
[c]	Liberty Utilities Co., 5.577% due 1/31/2029	5,240,000	5,280,715
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	9,518,000	7,973,419
[c]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	138,052	136,835
[c]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	9,234,000	8,956,334
	NextEra Energy Capital Holdings, Inc.,
	5.749% due 9/1/2025	7,416,000	7,459,606
	6.051% due 3/1/2025	4,701,000	4,709,180
	Puget Energy, Inc.,
	2.379% due 6/15/2028	2,734,000	2,494,966
	4.10% due 6/15/2030	2,616,000	2,452,762
	Tucson Electric Power Co., 5.20% due 9/15/2034	5,985,000	5,868,412
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	4,510,000	4,488,848
	Gas Utilities — 0.5%
[c]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	12,511,000	12,267,786
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	8,132,000	8,239,749
	Southwest Gas Corp.,
	4.05% due 3/15/2032	3,024,000	2,807,845
	5.80% due 12/1/2027	4,828,000	4,945,224
	Spire Missouri, Inc., Series 2034, 5.15% due 8/15/2034	2,327,000	2,307,104
			317,135,773
	Total Corporate Bonds (Cost $1,897,210,084)		1,825,616,957
	Long-Term Municipal Bonds — 0.1%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series B, 5.50% due 9/1/2031	5,035,000	5,169,747
	Total Long-Term Municipal Bonds (Cost $5,035,000)		5,169,747

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Other Government — 0.1%
[c,d]	Bermuda Government International Bonds, 2.375% due 8/20/2030	$ 6,800,000	$ 5,772,452
[c,d]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	170,993	169,314
	Total Other Government (Cost $6,966,359)		5,941,766
	U.S. Treasury Securities — 14.7%
	U.S. Treasury Inflation-Indexed Bonds,
	1.75%, 1/15/2028	108,382,890	107,616,589
	2.375%, 1/15/2025	21,771,214	21,744,009
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 4/15/2027 - 1/15/2032	291,381,618	265,116,898
	1.125%, 1/15/2033	7,359,478	6,773,019
	1.25%, 4/15/2028	24,309,285	23,689,209
	1.375%, 7/15/2033	5,721,512	5,354,977
	1.75%, 1/15/2034	29,779,520	28,565,074
	U.S. Treasury Notes,
	2.375%, 3/31/2029	22,000,000	20,308,750
	2.75%, 8/15/2032	249,513,000	221,403,801
	3.50%, 2/15/2033	20,245,000	18,840,503
	3.875%, 8/15/2034	90,192,000	85,344,180
	4.25%, 11/15/2034	78,790,000	76,783,317
	4.375%, 5/15/2034	35,624,000	35,100,773
	4.625%, 9/30/2028	4,200,000	4,240,031
	Total U.S. Treasury Securities (Cost $920,665,328)		920,881,130
	U.S. Government Agencies — 0.6%
	Federal Farm Credit Banks Funding Corp., 3.00%, 3/8/2032	19,285,000	16,920,081
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[b,d]	5.268% (TSFR3M + 0.61%), 4/15/2025	518,000	513,431
[d]	6.50%, 1/23/2029	10,007,000	9,296,503
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[d]	2.06%, 1/15/2026	225,000	221,078
[d]	2.512%, 1/15/2026	975,000	960,551
	Small Business Administration Participation Certificates,
	Series 2008-20D Class 1, 5.37%, 4/1/2028	169,635	170,851
	Series 2009-20E Class 1, 4.43%, 5/1/2029	103,488	103,032
	Series 2009-20K Class 1, 4.09%, 11/1/2029	771,500	763,334
	Series 2011-20E Class 1, 3.79%, 5/1/2031	1,005,074	984,186
	Series 2011-20F Class 1, 3.67%, 6/1/2031	223,153	217,778
	Series 2011-20G Class 1, 3.74%, 7/1/2031	1,228,096	1,199,309
	Series 2011-20I Class 1, 2.85%, 9/1/2031	2,321,435	2,218,571
	Series 2011-20K Class 1, 2.87%, 11/1/2031	1,871,198	1,783,532
	Series 2012-20D Class 1, 2.67%, 4/1/2032	1,541,233	1,460,570
	Series 2012-20J Class 1, 2.18%, 10/1/2032	1,305,542	1,206,647
	Series 2012-20K Class 1, 2.09%, 11/1/2032	905,322	841,162
	Total U.S. Government Agencies (Cost $40,631,728)		38,860,616
	Mortgage Backed — 35.0%
[b,c]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-C Class A1, 3.50% due 5/25/2063	7,025,133	6,534,665
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-2 Class A3, 5.00% due 1/26/2065	4,108,627	4,092,267
[b,c]	Series 2023-1 Class A1, 4.75% due 9/26/2067	12,574,258	12,447,026
[b,c]	Series 2023-2 Class A1, 4.65% due 10/25/2067	4,449,447	4,325,646
[b,c,d]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 6.048% (SOFR30A + 1.45%) due 1/15/2037	11,884,888	11,870,033
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	3,091,231	2,960,752
[b,c]	Series 2019-1 Class A3, 4.208% due 1/25/2049	1,617,769	1,557,495
[b,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	1,414,036	1,340,849
[b,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	3,444,489	3,212,274
[c]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	5,816,509
[c]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	3,896,118
[c]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	2,702,935

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b,c]	Series 2021-1R Class A1, 1.175% due 10/25/2048	$ 6,980,451	$ 6,088,013
[c]	Series 2022-1 Class M1, 3.65% due 12/25/2056	7,338,000	5,445,673
	ATLX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	11,987,775	11,435,707
[b,c]	Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	7,690,451	7,355,581
[b,c]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 6.899% due 10/5/2038	4,250,000	4,378,162
[b,c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	19,377,601	18,643,711
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	3,126,968
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	4,600,000	4,039,370
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[b,c]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	1,588,385	1,438,770
[b,c]	Series 2016-SH2 Class M3, 3.75% due 12/25/2045	1,970,836	1,794,900
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	12,130,869	11,219,711
[b,c]	Series 2022-2 Class M1, 4.609% due 3/25/2067	14,163,000	11,894,826
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	6,341,767	6,405,962
	CIM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	623,301	577,961
[b,c]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	11,968,514	11,645,935
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b]	Series 2004-HYB2 Class B1, 6.345% due 3/25/2034	44,486	30,448
[b,c]	Series 2014-A Class A, 4.00% due 1/25/2035	405,266	388,409
[b,c]	Series 2014-J1 Class B4, 3.624% due 6/25/2044	1,489,969	1,183,024
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	32,117,760	27,858,049
[c]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	6,575,000	6,770,677
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 0.83% due 3/25/2056	7,751,878	6,282,124
[b,c]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	9,466,653	7,971,787
[b,c]	Series 2021-NQM8 Class A1, 1.841% due 10/25/2066	1,970,198	1,712,503
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	10,329,877	10,264,650
[b,c]	Series 2022-NQM1 Class A1, 2.265% due 11/25/2066	11,497,538	10,198,622
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	7,895,000	6,884,263
[b,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	2,363,933	2,200,972
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	2,175,396	2,071,172
[b,c]	Series 2021-2 Class A1, 0.931% due 6/25/2066	9,412,957	7,631,047
[b,c]	Series 2022-1 Class A1, 2.206% due 1/25/2067	16,379,727	13,961,058
[b,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.721% due 10/1/2053	7,659,052	7,175,281
	Federal Home Loan Mtg Corp.,
[b]	Pool 1L0322, 5.03% (H15T1Y + 2.07%) due 2/1/2048	2,192,817	2,242,236
[b]	Pool 760025, 3.652% (5-Yr. CMT + 1.310%) due 10/1/2047	3,118,280	2,983,754
[b]	Pool 841097, 3.179% (5-Yr. CMT + 1.300%) due 9/1/2048	4,474,705	4,325,237
[b]	Pool 841362, 1.715% (2.15% - SOFR30A) due 2/1/2052	5,957,251	5,371,849
[b]	Pool 841377, 1.94% (2.24% - SOFR30A) due 4/1/2052	6,174,403	5,585,414
[b]	Pool 841463, 2.156% (2.18% - SOFR30A) due 7/1/2052	13,943,616	12,224,766
	Pool D98887, 3.50% due 1/1/2032	576,395	558,411
	Pool G16710, 3.00% due 11/1/2030	186,534	180,370
	Pool RE6097, 2.00% due 5/1/2051	25,097,628	18,972,665
	Pool SE9046, 3.00% due 12/1/2051	21,418,132	18,029,054
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	141,508	145,547
	Series 3922 Class PQ, 2.00% due 4/15/2041	65,979	64,165
	Series 4120 Class TC, 1.50% due 10/15/2027	256,062	247,889
	Series 5461 Class PA, 4.50% due 8/25/2054	22,435,366	21,779,365
	Series 5462 Class P, 4.50% due 10/25/2054	13,952,798	13,506,927
	Series 5469 Class QA, 4.50% due 11/25/2054	13,412,270	12,918,375
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series KJ46 Class A2, 4.796% due 10/25/2031	8,741,000	8,736,801
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	5,968,000	6,134,556
	Series KJ48 Class A2, 5.028% due 10/25/2031	15,306,000	15,463,992
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-1 Class HA, 3.00% due 1/25/2056	3,842,977	3,572,070
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	6,679,568	6,298,536
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	6,543,148	5,801,261
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	4,057,701	3,753,713

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	$ 8,840,431	$ 8,268,122
	Series 2018-3 Class HA, 3.00% due 8/25/2057	10,695,733	9,916,681
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	6,753,235	6,440,000
	Series 2018-4 Class HA, 3.00% due 3/25/2058	9,276,906	8,569,532
	Series 2019-1 Class MA, 3.50% due 7/25/2058	17,685,185	16,759,571
	Series 2019-2 Class MA, 3.50% due 8/26/2058	18,760,754	17,695,147
	Series 2019-3 Class MA, 3.50% due 10/25/2058	8,570,949	8,136,390
	Series 2019-4 Class MA, 3.00% due 2/25/2059	14,719,023	13,467,558
	Series 2020-1 Class MA, 2.50% due 8/25/2059	2,408,469	2,192,455
	Series 2020-2 Class MA, 2.00% due 11/25/2059	17,959,606	16,024,895
	Series 2020-3 Class MA, 2.00% due 5/25/2060	10,451,977	9,302,181
	Series 2020-3 Class MT, 2.00% due 5/25/2060	3,420,022	2,681,145
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	14,191,675	12,072,713
	Series 2024-1 Class MT, 3.00% due 11/25/2063	7,626,611	6,168,053
	Series 2024-2 Class MT, 3.50% due 5/25/2064	6,924,353	5,970,490
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	10,762,370	9,195,462
	Pool RA7021, 2.50% due 3/1/2052	21,544,920	17,584,959
	Pool RA7373, 3.00% due 5/1/2052	5,324,338	4,544,451
	Pool RB5077, 2.00% due 10/1/2040	23,480,594	19,723,546
	Pool SD1374, 3.00% due 3/1/2052	13,631,838	11,576,534
	Pool SD1852, 2.50% due 6/1/2051	42,038,360	34,305,998
	Pool SD4175, 2.50% due 6/1/2052	124,481,024	101,601,386
	Pool SD5171, 2.50% due 1/1/2054	15,542,710	12,685,956
	Pool SD5345, 2.50% due 4/1/2052	21,558,155	17,721,805
	Pool SD8140, 2.00% due 4/1/2051	25,075,231	19,649,282
	Pool SD8189, 2.50% due 1/1/2052	13,295,421	10,874,737
	Pool SD8225, 3.00% due 7/1/2052	11,427,712	9,711,344
	Pool SD8367, 5.50% due 10/1/2053	6,230,185	6,151,814
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	872,581	785,704
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	7,943,563	6,616,830
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	490,602	432,804
	Federal National Mtg Assoc.,
[b]	Pool BH4523, 1.972% (5-Yr. CMT + 1.150%) due 4/1/2047	4,871,635	4,596,416
[b]	Pool BH4524, 2.434% (5-Yr. CMT + 1.150%) due 6/1/2046	9,186,352	8,668,257
[b]	Pool BM6929, 1.922% (2.13% - SOFR30A) due 7/1/2051	4,132,087	3,794,552
	Pool BM7067, 2.50% due 6/1/2051	3,200,837	2,583,801
[b]	Pool BO9998, 2.746% (H15T1Y + 2.03%) due 3/1/2048	3,609,027	3,485,144
[b]	Pool BU9934, 1.84% (2.37% - SOFR30A) due 2/1/2052	8,430,964	7,298,344
[b]	Pool CB2214, 1.524% (2.20% - SOFR30A) due 11/1/2051	4,914,205	4,438,167
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.482% due 3/25/2039	301,550	234,849
	Series 2012-129 Class LA, 3.50% due 12/25/2042	1,082,093	979,846
[b]	Series 2013-81 Class FW, 4.983% (SOFR30A + 0.41%) due 1/25/2043	2,680,239	2,646,205
	Series 2024-25 Class VB, 5.50% due 3/25/2035	10,599,010	10,598,707
	Series 2024-70 Class MP, 4.50% due 10/25/2054	15,199,633	14,657,951
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,798,813	17,005,497
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	167,135	166,077
	Pool AS9749, 4.00% due 6/1/2047	7,584	7,037
	Pool BM4324, 3.50% due 7/1/2033	1,738,059	1,677,389
	Pool BP9550, 2.50% due 7/1/2035	6,622	6,093
	Pool BP9589, 2.50% due 8/1/2035	545,454	501,904
	Pool BV4119, 2.50% due 3/1/2052	38,197,788	31,177,027
	Pool CB2301, 3.00% due 12/1/2051	29,108,223	24,711,561
	Pool CB3050, 2.50% due 3/1/2052	18,569,812	15,156,677
	Pool FS5447, 2.50% due 9/1/2052	40,139,089	32,905,693
	Pool FS6130, 2.50% due 7/1/2052	18,048,692	14,731,338
	Pool FS6157, 3.00% due 9/1/2052	117,891,020	100,225,703
	Pool FS6212, 1.50% due 5/1/2032	1,970,552	1,783,304
	Pool FS7577, 2.50% due 1/1/2054	21,896,056	17,871,556
	Pool FS7757, 2.50% due 2/1/2052	19,029,858	15,533,275
	Pool FS7879, 2.50% due 7/1/2052	15,405,932	12,553,821
	Pool FS9157, 2.00% due 5/1/2042	23,238,884	19,345,316

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool MA3465, 4.00% due 9/1/2038	$ 2,712,061	$ 2,577,086
	Pool MA4390, 2.00% due 7/1/2031	920,585	852,115
	Pool MA5138, 5.50% due 9/1/2053	4,435,451	4,379,931
	Pool MA5139, 6.00% due 9/1/2053	3,727,241	3,746,616
[b,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	1,124,068	1,025,219
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	2,666,174	2,569,480
[b,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	6,735,090	6,384,687
[b,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	16,588,450	15,118,155
[b,c]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	11,047,601	8,535,590
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	23,068,460	21,594,664
[b,c,d]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 5.532% (TSFR1M + 1.13%) due 7/15/2039	8,781,950	8,751,764
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-PJ2 Class B3, 3.548% due 7/25/2050	4,927,918	4,188,083
[b,c]	Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	10,308,793	10,336,492
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	3,433,062	3,365,778
[b,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	4,828,488	4,669,987
[b,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	3,893,563	3,745,500
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	15,147,654	15,014,951
[b,c]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	4,376,289	4,396,609
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	4,917,905	4,865,674
[b,c]	Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	9,700,000	9,722,984
[c]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	12,383,750	12,324,200
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	5,870,000	5,220,590
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	14,206,335	11,830,392
[b,c]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	18,815,046	15,856,797
[b,c]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	31,312,132	27,842,769
[b,c]	Series 2022-NQM2 Class A1, 3.638% due 3/25/2067	19,567,555	18,235,210
[b,c]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	23,640,849	23,504,455
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2014-IVR3 Class B4, 6.437% due 9/25/2044	1,940,616	1,956,743
[b,c]	Series 2018-3 Class B2, 3.703% due 9/25/2048	2,259,428	2,048,661
[b,c]	Series 2018-6 Class B2, 3.887% due 12/25/2048	917,322	826,901
[b,c]	Series 2019-5 Class B3, 4.456% due 11/25/2049	7,524,844	6,959,766
[b,c]	Series 2019-HYB1 Class B3, 4.952% due 10/25/2049	5,309,099	5,269,396
[b,c]	Series 2019-INV2 Class B3A, 3.723% due 2/25/2050	8,848,542	7,175,618
[b,c]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	31,277,912	26,646,805
[b,c]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	11,919,588	10,387,091
[b,c]	Series 2022-2 Class A6A, 2.50% due 8/25/2052	27,350,177	24,605,933
[b,c]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	7,757,965	7,414,237
[b,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	3,740,000	3,682,640
[c]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	3,697,000	3,397,255
[b]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.621% due 8/25/2034	89,804	84,098
[b,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	778,020	763,557
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-NQM3 Class A1, 1.014% due 1/26/2065	2,162,139	1,984,983
[b,c]	Series 2021-AEI1 Class A4, 2.50% due 8/25/2051	15,028,878	13,049,494
[b,c]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	1,915,623	1,764,016
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	19,777,857	16,924,207
[b,c]	Series 2022-CHM1 Class A1, 3.875% due 9/25/2056	16,056,705	15,556,976
[b,c]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,995,000	4,239,909
[b,c]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	13,129,000	10,975,968
[b,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	5,340,761	5,039,318
[b,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	9,683,865	9,194,325
[b,c]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	11,905,196	11,878,373
[b,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	8,024,755	7,382,856
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	1,100,000	1,094,025
[c]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	7,857,463	8,118,242
	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	11,158,195	11,239,153
[b]	Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	14,532,025	13,924,895

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	$ 2,345,743	$ 2,240,304
[b,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	2,852,352	2,725,423
[b,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	3,169,523	3,003,557
[b,c]	Series 2017-5A Class A1, 5.953% (TSFR1M + 1.61%) due 6/25/2057	211,554	215,027
[b,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	1,364,277	1,295,552
[b,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	1,678,593	1,604,217
[b,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	2,843,972	2,758,391
[b,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	1,740,995	1,670,776
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	35,450,549	32,805,870
[b,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	24,093,444	22,382,646
[b,c]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	7,600,000	7,681,705
[c]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,900,000	3,812,199
[b,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	8,675,000	8,744,204
	OBX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	23,257,013	19,157,635
[b,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	4,227,697	4,241,581
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	18,455,652	16,210,137
[b,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	3,468,794	3,281,428
	PRKCM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	26,011,250	21,446,603
[b,c]	Series 2021-AFC2 Class A1, 2.071% due 11/25/2056	14,999,109	12,706,368
[b,c]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	11,836,570	11,977,096
[b,c]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	13,632,392	13,045,395
[b,c]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A1, 4.40% due 4/25/2067	28,462,413	27,832,100
[b,c]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	11,315,233	11,259,300
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	190,480	190,472
	Rate Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-J1 Class A9, 2.50% due 1/25/2052	45,061,854	38,561,915
[b,c]	Series 2024-J4 Class A5, 5.50% due 12/25/2054	19,246,158	19,220,504
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.471% due 2/25/2050	2,973,012	2,588,993
[c]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	7,700,000	7,681,250
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2019-2 Class A1C, 2.75% due 9/25/2029	13,429,461	12,542,339
	Series 2019-3 Class A1C, 2.75% due 11/25/2029	2,183,473	2,026,647
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	19,434,610	17,544,942
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	26,129,386	23,503,108
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b]	Series 2013-6 Class B4, 3.526% due 5/25/2043	716,584	542,159
[b]	Series 2013-7 Class B4, 3.505% due 6/25/2043	408,200	308,402
[b,c]	Series 2023-3 Class A1, 6.00% due 9/25/2053	3,681,709	3,675,483
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.661% (TSFR1M + 1.26%) due 5/15/2038	7,172,000	7,007,243
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-3 Class A1, 2.703% due 9/25/2059	60,900	60,406
[b,c]	Series 2019-3 Class A3, 3.082% due 9/25/2059	105,829	104,925
[b,c]	Series 2020-2 Class A1, 1.381% due 5/25/2065	7,547,100	6,774,385
[b,c]	Series 2020-2 Class A2, 1.587% due 5/25/2065	1,471,755	1,328,307
[b,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	502,473	457,288
[b,c]	Series 2021-2 Class A1, 1.737% due 12/25/2061	13,451,027	10,852,052
[b,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	761,379	722,036
[c]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	13,752,000	11,551,621
[b,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	20,802,599	17,406,772
[b]	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 6.698% due 3/25/2033	246,065	245,966
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	150,511	148,035
[b,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	6,951,801	6,830,126
[b,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	4,075,893	4,031,343
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	20,823,821	20,066,087
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-1 Class M1, 3.021% due 1/25/2060	5,000,000	4,393,153
[b,c]	Series 2021-R1 Class A1, 0.82% due 10/25/2063	3,721,433	3,437,794
[b,c]	Vista Point Securitization Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1, 1.475% due 4/25/2065	3,142,742	2,953,548
[b,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 5.937% due 3/15/2040	4,050,000	4,074,688
[b,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.839% due 3/20/2045	985,636	903,407

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Total Mortgage Backed (Cost $2,288,582,570)		2,191,972,039
	Short-Term Investments — 6.3%
[g]	Thornburg Capital Management Fund	39,201,530	$ 392,015,301
	Total Short-Term Investments (Cost $392,015,301)		392,015,301
	Total Investments — 99.5% (Cost $6,422,566,160)		$6,224,723,652
	Other Assets Less Liabilities — 0.5%		31,944,990
	Net Assets — 100.0%		$6,256,668,642

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $2,994,492,413, representing 47.86% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Bond in default.
f	Non-income producing.
g	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
ISD	Independent School District
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers eight classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2024 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/24	Dividend Income
Thornburg Capital Mgmt. Fund	$521,539,993	$397,674,841	$(527,199,533)	$-	$-	$392,015,301	$5,191,137